GENERAL (Acquisition of Shares of U.S. Quartz Products, Inc.) (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended			0 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012	May 18, 2011	Jan. 29, 2007
Business Acquisition [Line Items]
Repayment of loans to former shareholders			$ 6,242
U.S. Quartz Products, Inc. [Member]
Business Acquisition [Line Items]
Aggregate purchase price					9,900
Equity method investment, ownership percentage					25.00%
Ownership percentage of acquiree prior to acquisition				25.00%
Percentage of equity interest acquired				75.00%
Total consideration				26,500
Consideration paid at closing			6,500	20,000
Repayment of loans to former shareholders			5,541
Investment in affiliate				5,481
Fair value of the company's equity interest held before the business combination				6,807
Reclassification of previously recorded amounts in other comprehensive income (foreign currency translation adjustments)				1,352
Equity in losses of affiliate, net, as a result of remeasurement				$ 26